American Century Investments®
Quarterly Portfolio Holdings
NT High Income
December 31, 2019

NT High Income - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.7%
Aerospace and Defense — 3.1%
Arconic, Inc., 5.125%, 10/1/24	1,500,000	1,636,072
Arconic, Inc., 5.90%, 2/1/27	250,000	286,546
Arconic, Inc., 5.95%, 2/1/37	1,525,000	1,696,936
Bombardier, Inc., 5.75%, 3/15/22(1)	1,085,000	1,122,533
Bombardier, Inc., 6.00%, 10/15/22(1)	1,005,000	1,007,211
Bombardier, Inc., 6.125%, 1/15/23(1)	475,000	488,103
Bombardier, Inc., 7.50%, 12/1/24(1)	775,000	815,854
Bombardier, Inc., 7.50%, 3/15/25(1)	495,000	511,701
Bombardier, Inc., 7.875%, 4/15/27(1)	1,300,000	1,340,657
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	1,000,000	1,060,000
Moog, Inc., 4.25%, 12/15/27(1)	200,000	204,020
Pioneer Holdings LLC / Pioneer Finance Corp., 9.00%, 11/1/22(1)	575,000	602,492
TransDigm UK Holdings plc, 6.875%, 5/15/26	400,000	427,139
TransDigm, Inc., 6.50%, 7/15/24	700,000	723,405
TransDigm, Inc., 6.50%, 5/15/25	525,000	547,095
TransDigm, Inc., 6.25%, 3/15/26(1)	1,750,000	1,897,847
TransDigm, Inc., 6.375%, 6/15/26	850,000	903,091
TransDigm, Inc., 7.50%, 3/15/27	675,000	739,564
TransDigm, Inc., 5.50%, 11/15/27(1)	4,000,000	4,052,320
Triumph Group, Inc., 6.25%, 9/15/24(1)	200,000	210,667
Triumph Group, Inc., 7.75%, 8/15/25	225,000	235,263
		20,508,516
Air Freight and Logistics — 0.3%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	1,421,000	1,450,528
XPO Logistics, Inc., 6.125%, 9/1/23(1)	600,000	620,631
		2,071,159
Airlines — 0.6%
Air Canada, 7.75%, 4/15/21(1)	975,000	1,039,838
American Airlines Group, Inc., 4.625%, 3/1/20(1)	975,000	978,203
American Airlines Group, Inc., 5.00%, 6/1/22(1)	550,000	576,125
United Airlines Holdings, Inc., 4.25%, 10/1/22	225,000	235,406
United Airlines Holdings, Inc., 5.00%, 2/1/24	945,000	1,010,961
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)	175,000	174,361
		4,014,894
Auto Components — 0.5%
Delphi Technologies plc, 5.00%, 10/1/25(1)	500,000	463,750
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27(1)	1,650,000	1,756,177
Tenneco, Inc., 5.00%, 7/15/26	975,000	899,462
		3,119,389
Automobiles — 0.4%
Mclaren Finance plc, 5.75%, 8/1/22(1)	400,000	395,680
Tesla, Inc., 5.30%, 8/15/25(1)	2,400,000	2,333,976
		2,729,656

Banks — 0.2%
CIT Group, Inc., 4.125%, 3/9/21	275,000	280,687
CIT Group, Inc., 5.00%, 8/1/23	900,000	971,627
		1,252,314
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	275,000	284,377
BMC East LLC, 5.50%, 10/1/24(1)	840,000	876,049
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	385,000	401,203
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	875,000	961,710
Griffon Corp., 5.25%, 3/1/22	1,525,000	1,534,521
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	400,000	416,166
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	400,000	421,139
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	375,000	387,156
Masonite International Corp., 5.75%, 9/15/26(1)	275,000	292,970
Masonite International Corp., 5.375%, 2/1/28(1)	75,000	79,357
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	275,000	140,250
Patrick Industries, Inc., 7.50%, 10/15/27(1)	800,000	854,278
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(1)	525,000	563,901
		7,213,077
Capital Markets — 1.5%
Credit Suisse Group AG, VRN, 6.25%(1)(2)	400,000	436,322
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	375,000	384,531
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,355,000	1,359,106
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	655,000	668,611
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24(1)	1,275,000	1,311,656
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	1,225,000	1,287,273
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,550,000	1,653,655
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27(1)	925,000	948,245
LPL Holdings, Inc., 4.625%, 11/15/27(1)	250,000	255,625
MSCI, Inc., 5.25%, 11/15/24(1)	66,000	67,945
MSCI, Inc., 4.75%, 8/1/26(1)	150,000	157,473
NFP Corp., 6.875%, 7/15/25(1)	925,000	929,616
NFP Corp., 8.00%, 7/15/25(1)	475,000	485,884
		9,945,942
Chemicals — 2.2%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(3)	400,000	409,166
CF Industries, Inc., 5.375%, 3/15/44	700,000	764,820
Chemours Co. (The), 6.625%, 5/15/23	466,000	468,756
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	750,000	705,261
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	550,000	513,103
Element Solutions, Inc., 5.875%, 12/1/25(1)	400,000	419,496
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp., 12.25%, 11/15/26(1)	1,375,000	1,434,295
Hexion, Inc., 7.875%, 7/15/27(1)	100,000	104,248
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	1,425,000	1,467,023
Kissner Holdings LP / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/22(1)	275,000	289,094
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	325,000	335,663
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	900,000	926,415
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	375,000	370,443
OCI NV, 6.625%, 4/15/23(1)	800,000	836,800

OCI NV, 5.25%, 11/1/24(1)	600,000	625,500
Olin Corp., 5.625%, 8/1/29	400,000	423,220
PQ Corp., 5.75%, 12/15/25(1)	250,000	261,979
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26	325,000	347,863
SPCM SA, 4.875%, 9/15/25(1)	300,000	312,747
TPC Group, Inc., 10.50%, 8/1/24(1)	800,000	807,668
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	900,000	902,250
Tronox Finance plc, 5.75%, 10/1/25(1)	675,000	689,604
Tronox, Inc., 6.50%, 4/15/26(1)	425,000	438,908
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	800,000	836,504
		14,690,826
Commercial Services and Supplies — 1.6%
ADT Security Corp. (The), 6.25%, 10/15/21	325,000	343,466
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	800,000	784,000
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	975,000	1,049,660
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,650,000	1,766,478
Aptim Corp., 7.75%, 6/15/25(1)	825,000	497,405
Clean Harbors, Inc., 4.875%, 7/15/27(1)	275,000	289,946
Clean Harbors, Inc., 5.125%, 7/15/29(1)	75,000	80,658
GFL Environmental, Inc., 5.125%, 12/15/26(1)	125,000	131,735
IAA, Inc., 5.50%, 6/15/27(1)	400,000	425,740
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	475,000	494,990
Matthews International Corp., 5.25%, 12/1/25(1)	400,000	401,166
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	775,000	709,367
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	550,000	553,300
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	740,000	741,850
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	570,000	573,152
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	425,000	446,516
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	325,000	344,528
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	450,000	470,063
TMS International Holding Corp., 7.25%, 8/15/25(1)	375,000	340,157
		10,444,177
Communications Equipment — 0.7%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,875,000	1,881,806
CommScope Technologies LLC, 5.00%, 3/15/27(1)	470,000	442,987
CommScope, Inc., 5.00%, 6/15/21(1)	110,000	110,374
CommScope, Inc., 5.50%, 3/1/24(1)	600,000	626,751
CommScope, Inc., 6.00%, 3/1/26(1)	300,000	319,687
CommScope, Inc., 8.25%, 3/1/27(1)	300,000	316,305
Nokia of America Corp., 6.45%, 3/15/29	425,000	450,500
Nokia Oyj, 3.375%, 6/12/22	225,000	228,374
ViaSat, Inc., 5.625%, 4/15/27(1)	425,000	455,536
		4,832,320
Construction and Engineering — 0.8%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	1,015,000	977,670
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	900,000	924,741
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	375,000	397,617
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	475,000	504,242
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	750,000	787,761

Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	900,000	903,748
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	550,000	570,853
		5,066,632
Construction Materials — 0.6%
Cemex SAB de CV, 5.45%, 11/19/29(1)	1,200,000	1,255,500
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	325,000	330,687
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	250,000	257,604
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	275,000	296,408
US Concrete, Inc., 6.375%, 6/1/24	1,625,000	1,699,482
		3,839,681
Consumer Finance — 3.2%
Ally Financial, Inc., 8.00%, 3/15/20	400,000	403,700
Ally Financial, Inc., 4.125%, 3/30/20	1,125,000	1,130,557
Ally Financial, Inc., 3.875%, 5/21/24	425,000	446,074
Ally Financial, Inc., 8.00%, 11/1/31	1,325,000	1,841,684
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	200,000	205,170
Avolon Holdings Funding Ltd., 5.25%, 5/15/24(1)	275,000	300,986
Credit Acceptance Corp., 5.125%, 12/31/24(1)	400,000	416,384
Credit Acceptance Corp., 6.625%, 3/15/26(1)	425,000	460,540
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(3)	1,375,000	1,438,181
Navient Corp., 5.00%, 10/26/20	990,000	1,005,691
Navient Corp., 5.875%, 3/25/21	50,000	51,763
Navient Corp., 7.25%, 9/25/23	950,000	1,075,894
Navient Corp., 5.875%, 10/25/24	225,000	241,310
Navient Corp., 6.75%, 6/25/25	3,625,000	4,011,062
Navient Corp., 6.75%, 6/15/26	675,000	743,141
Navient Corp., MTN, 6.125%, 3/25/24	360,000	391,496
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	550,000	558,146
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	1,515,000	1,618,341
Springleaf Finance Corp., 8.25%, 12/15/20	125,000	131,438
Springleaf Finance Corp., 6.875%, 3/15/25	1,125,000	1,282,489
Springleaf Finance Corp., 7.125%, 3/15/26	2,200,000	2,547,765
Springleaf Finance Corp., 6.625%, 1/15/28	775,000	876,254
Springleaf Finance Corp., 5.375%, 11/15/29	225,000	235,271
		21,413,337
Containers and Packaging — 2.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(3)	1,600,000	1,657,280
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	285,000	299,606
Berry Global, Inc., 6.00%, 10/15/22	425,000	434,164
Berry Global, Inc., 4.875%, 7/15/26(1)	525,000	554,701
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	125,000	128,750
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	125,000	128,750
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	225,000	227,248
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	600,000	605,893
Graphic Packaging International LLC, 4.75%, 7/15/27(1)	275,000	295,033
Greif, Inc., 6.50%, 3/1/27(1)	575,000	622,064
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	250,000	258,148
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	3,200,000	3,167,968
OI European Group BV, 4.00%, 3/15/23(1)	225,000	227,343
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(1)	375,000	389,914

Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	625,000	668,491
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	275,000	237,864
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,010,000	1,036,093
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	1,590,000	1,646,644
Sealed Air Corp., 5.125%, 12/1/24(1)	1,410,000	1,522,800
Sealed Air Corp., 4.00%, 12/1/27(1)	725,000	735,875
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	500,000	506,457
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	275,000	248,302
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	600,000	633,374
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	200,000	222,870
		16,455,632
Distributors — 0.3%
Anixter, Inc., 6.00%, 12/1/25	350,000	365,020
Performance Food Group, Inc., 5.50%, 6/1/24(1)	975,000	1,002,217
Performance Food Group, Inc., 5.50%, 10/15/27(1)	350,000	374,947
		1,742,184
Diversified Consumer Services — 0.3%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	350,000	369,017
Graham Holdings Co., 5.75%, 6/1/26(1)	650,000	695,726
Service Corp. International/US, 5.125%, 6/1/29	275,000	292,696
Sotheby's, 7.375%, 10/15/27(1)	400,000	405,740
WW International, Inc., 8.625%, 12/1/25(1)	500,000	531,768
		2,294,947
Diversified Financial Services — 0.9%
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	200,000	208,083
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	750,000	808,436
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	600,000	629,923
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	1,525,000	1,479,235
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	650,000	670,515
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	325,000	355,258
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	525,000	592,253
Verscend Escrow Corp., 9.75%, 8/15/26(1)	800,000	877,020
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	550,000	523,647
		6,144,370
Diversified Telecommunication Services — 5.9%
Altice France SA, 7.375%, 5/1/26(1)	2,560,000	2,753,254
Altice France SA, 8.125%, 2/1/27(1)	400,000	451,240
Altice France SA, 5.50%, 1/15/28(1)	1,400,000	1,441,160
CenturyLink, Inc., 5.625%, 4/1/20	1,995,000	2,009,843
CenturyLink, Inc., 6.45%, 6/15/21	200,000	209,800
CenturyLink, Inc., 5.80%, 3/15/22	550,000	579,177
CenturyLink, Inc., 6.75%, 12/1/23	350,000	391,417
CenturyLink, Inc., 7.50%, 4/1/24	550,000	621,272
CenturyLink, Inc., 5.125%, 12/15/26(1)	1,075,000	1,096,640
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	50,000	52,391
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,000,000	1,066,250
Embarq Corp., 8.00%, 6/1/36	2,050,000	2,171,514
Frontier Communications Corp., 10.50%, 9/15/22	5,625,000	2,758,005
Frontier Communications Corp., 8.50%, 4/1/26(1)	375,000	380,381

Frontier Communications Corp., 8.00%, 4/1/27(1)	725,000	758,966
Inmarsat Finance plc, 4.875%, 5/15/22(1)	455,000	461,541
Intelsat Connect Finance SA, 9.50%, 2/15/23(1)	2,375,000	1,667,725
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	75,000	77,125
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	1,550,000	1,415,018
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)	2,600,000	2,410,421
Intelsat Luxembourg SA, 8.125%, 6/1/23	825,000	489,836
Level 3 Financing, Inc., 5.375%, 8/15/22	1,177,000	1,181,649
Level 3 Financing, Inc., 5.625%, 2/1/23	425,000	427,333
Level 3 Financing, Inc., 5.375%, 5/1/25	475,000	492,615
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25(1)	500,000	519,583
Qwest Corp., 6.75%, 12/1/21	450,000	484,325
Sprint Capital Corp., 6.875%, 11/15/28	525,000	566,659
Sprint Capital Corp., 8.75%, 3/15/32	3,720,000	4,522,032
Telecom Italia Capital SA, 6.00%, 9/30/34	1,285,000	1,381,147
Telecom Italia Capital SA, 7.20%, 7/18/36	175,000	207,795
Telecom Italia SpA, 5.30%, 5/30/24(1)	125,000	134,686
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	400,000	408,000
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	625,000	652,719
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20(4)(5)	890,000	120,150
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/1/21(4)(5)	88,000	11,880
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(4)(5)	475,000	186,635
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(1)(4)	688,000	661,914
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	1,970,000	2,018,432
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,450,000	2,496,789
		39,737,319
Electric Utilities — 1.7%
Drax Finco plc, 6.625%, 11/1/25(1)	400,000	425,834
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	725,000	756,418
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	450,000	468,938
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,025,000	1,030,765
Pacific Gas & Electric Co., 3.25%, 6/15/23(4)(5)	200,000	199,583
Pacific Gas & Electric Co., 6.05%, 3/1/34(4)(5)	1,450,000	1,521,557
Pacific Gas & Electric Co., 5.80%, 3/1/37(4)(5)	825,000	862,208
Pacific Gas & Electric Co., 5.40%, 1/15/40(4)(5)	600,000	625,560
Pacific Gas & Electric Co., 5.125%, 11/15/43(4)(5)	850,000	872,580
Pacific Gas & Electric Co., 4.00%, 12/1/46(4)(5)	150,000	149,265
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	900,000	858,215
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	175,000	184,459
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	350,000	357,997
Vistra Operations Co. LLC, 3.55%, 7/15/24(1)	775,000	785,224
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	225,000	239,023
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	225,000	237,510
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	1,375,000	1,439,391
Vistra Operations Co. LLC, 4.30%, 7/15/29(1)	150,000	152,995
		11,167,522
Electrical Equipment — 0.1%
EnerSys, 4.375%, 12/15/27(1)	350,000	346,535
Electronic Equipment, Instruments and Components — 0.1%
MTS Systems Corp., 5.75%, 8/15/27(1)	325,000	340,550

TTM Technologies, Inc., 5.625%, 10/1/25(1)	475,000	492,416
		832,966
Energy Equipment and Services — 2.8%
Apergy Corp., 6.375%, 5/1/26	275,000	290,908
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	550,000	582,902
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	700,000	722,750
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	175,000	126,000
Calfrac Holdings LP, 8.50%, 6/15/26(1)	275,000	113,444
Diamond Offshore Drilling, Inc., 3.45%, 11/1/23	250,000	213,229
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25	1,125,000	981,562
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39	275,000	161,820
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	1,100,000	1,040,864
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	425,000	419,864
FTS International, Inc., 6.25%, 5/1/22	1,185,000	773,582
KCA Deutag UK Finance plc, 9.625%, 4/1/23(1)	600,000	409,687
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.625%, 5/1/24(1)(4)(5)	250,000	21,953
Nabors Industries, Inc., 4.625%, 9/15/21	175,000	174,300
Nabors Industries, Inc., 5.10%, 9/15/23	400,000	360,160
Nabors Industries, Inc., 5.75%, 2/1/25	1,450,000	1,309,227
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	300,000	243,975
Noble Holding International Ltd., 7.75%, 1/15/24	323,000	168,740
Noble Holding International Ltd., 7.875%, 2/1/26(1)	1,075,000	782,436
Noble Holding International Ltd., 6.20%, 8/1/40	175,000	67,101
Noble Holding International Ltd., 8.95%, 4/1/45	200,000	84,687
Precision Drilling Corp., 5.25%, 11/15/24	500,000	460,208
Precision Drilling Corp., 7.125%, 1/15/26(1)	550,000	524,066
SESI LLC, 7.125%, 12/15/21	875,000	748,475
SESI LLC, 7.75%, 9/15/24	300,000	200,375
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	1,075,000	1,026,614
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	734,250	752,599
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	467,250	480,095
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	150,000	159,348
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	375,000	382,496
Transocean, Inc., 9.00%, 7/15/23(1)	1,855,000	1,963,211
Transocean, Inc., 7.25%, 11/1/25(1)	450,000	442,121
Transocean, Inc., 7.50%, 1/15/26(1)	25,000	24,746
Transocean, Inc., 7.50%, 4/15/31	1,000,000	777,525
Transocean, Inc., 6.80%, 3/15/38	125,000	89,075
Transocean, Inc., 9.35%, 12/15/41	175,000	141,476
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	625,000	657,421
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	675,000	704,329
Weatherford International Ltd., 11.00%, 12/1/24(1)	85,000	92,119
		18,675,490
Entertainment — 1.4%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	280,000	259,584
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,150,000	1,039,108
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	350,000	320,259
Cinemark USA, Inc., 5.125%, 12/15/22	610,000	618,425
Cinemark USA, Inc., 4.875%, 6/1/23	300,000	305,622

Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	900,000	942,759
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	250,000	254,479
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	650,000	694,101
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	850,000	881,322
Netflix, Inc., 5.375%, 2/1/21	450,000	465,075
Netflix, Inc., 5.50%, 2/15/22	175,000	185,719
Netflix, Inc., 5.875%, 11/15/28	25,000	27,760
Netflix, Inc., 6.375%, 5/15/29	1,950,000	2,224,170
Netflix, Inc., 5.375%, 11/15/29(1)	525,000	560,086
Netflix, Inc., 4.875%, 6/15/30(1)	300,000	305,243
		9,083,712
Equity Real Estate Investment Trusts (REITs) — 1.5%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	200,000	207,167
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	550,000	557,892
FelCor Lodging LP, 6.00%, 6/1/25	1,280,000	1,341,331
GEO Group, Inc. (The), 5.875%, 10/15/24	50,000	45,521
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	44,501
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	500,000	545,285
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	150,000	165,014
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	310,000	343,248
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	800,000	842,668
Iron Mountain, Inc., 5.75%, 8/15/24	920,000	932,641
Iron Mountain, Inc., 4.875%, 9/15/29(1)	775,000	789,045
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	200,000	223,750
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	400,000	411,000
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	500,000	515,937
SBA Communications Corp., 4.875%, 7/15/22	960,000	973,709
SBA Communications Corp., 4.00%, 10/1/22	400,000	408,497
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	1,615,000	1,372,734
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	200,000	206,367
		9,926,307
Food and Staples Retailing — 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	600,000	629,490
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	200,000	207,583
Ingles Markets, Inc., 5.75%, 6/15/23	156,000	159,313
Rite Aid Corp., 6.125%, 4/1/23(1)	275,000	253,688
		1,250,074
Food Products — 1.8%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	550,000	554,120
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	950,000	959,796
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	300,000	319,822
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	100,000	106,125
JBS Investments II GmbH, 7.00%, 1/15/26(1)	400,000	435,860
JBS Investments II GmbH, 5.75%, 1/15/28(1)	400,000	422,540
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	955,000	983,889
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,365,000	1,416,754
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	150,000	166,970
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	975,000	1,049,051
KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26(1)	200,000	209,875

Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	1,030,000	1,066,786
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	525,000	568,627
Post Holdings, Inc., 5.00%, 8/15/26(1)	300,000	317,430
Post Holdings, Inc., 5.75%, 3/1/27(1)	3,100,000	3,331,950
US Foods, Inc., 5.875%, 6/15/24(1)	350,000	361,230
		12,270,825
Gas Utilities — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	1,045,000	1,149,314
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23(1)	125,000	123,177
		1,272,491
Health Care Equipment and Supplies — 0.2%
Hill-Rom Holdings, Inc., 4.375%, 9/15/27(1)	250,000	257,899
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(1)	800,000	796,995
		1,054,894
Health Care Providers and Services — 4.6%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25(1)	1,200,000	801,498
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	225,000	236,104
Centene Corp., 4.75%, 5/15/22	1,350,000	1,379,403
Centene Corp., 6.125%, 2/15/24	1,570,000	1,630,837
Centene Corp., 4.75%, 1/15/25(1)	1,325,000	1,379,080
Centene Corp., 4.25%, 12/15/27(1)	1,725,000	1,777,785
Centene Corp., 4.625%, 12/15/29(1)	2,175,000	2,296,147
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	296,999	241,312
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	50,000	53,124
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	422,000	347,091
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,075,000	1,109,265
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	172,000	174,150
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	420,000	240,967
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	1,110,000	968,936
Eagle Holding Co. II LLC, 7.625% Cash or 8.375% PIK, 5/15/22(1)(3)	1,675,000	1,705,540
Eagle Holding Co. II LLC, 7.75% Cash or 8.50% PIK, 5/15/22(1)(3)	125,000	127,145
Encompass Health Corp., 5.75%, 11/1/24	315,000	319,201
Encompass Health Corp., 4.75%, 2/1/30	200,000	207,870
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,500,000	934,271
HCA Healthcare, Inc., 6.25%, 2/15/21	125,000	130,594
HCA, Inc., 7.50%, 2/15/22	925,000	1,023,771
HCA, Inc., 5.875%, 5/1/23	325,000	359,855
HCA, Inc., 7.69%, 6/15/25	1,730,000	2,089,693
HCA, Inc., 5.875%, 2/15/26	625,000	711,862
HCA, Inc., 5.375%, 9/1/26	950,000	1,060,461
HCA, Inc., 5.625%, 9/1/28	1,795,000	2,048,903
HCA, Inc., 4.125%, 6/15/29	125,000	132,708
MEDNAX, Inc., 6.25%, 1/15/27(1)	375,000	385,322
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(3)	1,175,000	1,097,149
Select Medical Corp., 6.25%, 8/15/26(1)	550,000	596,395
Tenet Healthcare Corp., 8.125%, 4/1/22	275,000	304,708
Tenet Healthcare Corp., 6.75%, 6/15/23	580,000	638,461
Tenet Healthcare Corp., 4.625%, 7/15/24	706,000	724,240
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	425,000	443,636

Tenet Healthcare Corp., 4.875%, 1/1/26(1)	825,000	865,136
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	150,000	161,625
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	825,000	872,437
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	825,000	824,992
		30,401,674
Health Care Technology — 0.1%
IQVIA, Inc., 5.00%, 5/15/27(1)	425,000	450,575
Hotels, Restaurants and Leisure — 7.3%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	325,000	333,803
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	3,150,000	3,258,943
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	400,000	401,740
Aramark Services, Inc., 5.00%, 4/1/25(1)	250,000	261,247
Arrow Bidco LLC, 9.50%, 3/15/24(1)	200,000	191,583
Boyd Gaming Corp., 6.375%, 4/1/26	350,000	377,226
Boyd Gaming Corp., 6.00%, 8/15/26	1,450,000	1,561,066
Boyne USA, Inc., 7.25%, 5/1/25(1)	346,000	377,284
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	475,000	492,219
Carlson Travel, Inc., 9.50%, 12/15/24(1)	800,000	798,332
Churchill Downs, Inc., 5.50%, 4/1/27(1)	475,000	504,379
Churchill Downs, Inc., 4.75%, 1/15/28(1)	500,000	518,425
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	575,000	605,426
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,315,000	2,423,029
Eldorado Resorts, Inc., 6.00%, 4/1/25	625,000	659,116
Eldorado Resorts, Inc., 6.00%, 9/15/26	125,000	137,891
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	1,025,000	1,176,613
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	1,150,000	1,179,227
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	850,000	917,892
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,450,000	2,541,850
Golden Nugget, Inc., 8.75%, 10/1/25(1)	1,500,000	1,607,797
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,425,000	1,503,870
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(3)	319,365	317,768
IRB Holding Corp., 6.75%, 2/15/26(1)	650,000	682,726
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	102,000	104,270
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	550,000	584,603
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.00%, 6/1/24(1)	250,000	259,584
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	850,000	896,599
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	2,775,000	2,838,589
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(1)	200,000	205,320
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	100,000	109,062
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	800,000	827,688
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	400,000	417,329
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	800,000	822,444
Merlin Entertainments plc, 5.75%, 6/15/26(1)	1,000,000	1,097,847
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	400,000	416,834
MGM China Holdings Ltd., 5.875%, 5/15/26(1)	400,000	424,750
MGM Resorts International, 7.75%, 3/15/22	980,000	1,094,444
MGM Resorts International, 6.00%, 3/15/23	2,100,000	2,309,128
MGM Resorts International, 5.50%, 4/15/27	175,000	194,574
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	2,125,000	2,173,694

Motion Bondco DAC, 6.625%, 11/15/27(1)	200,000	212,250
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	825,000	845,625
NCL Corp. Ltd., 3.625%, 12/15/24(1)	275,000	279,469
Scientific Games International, Inc., 8.25%, 3/15/26(1)	350,000	386,531
Scientific Games International, Inc., 7.00%, 5/15/28(1)	1,150,000	1,232,627
Scientific Games International, Inc., 7.25%, 11/15/29(1)	625,000	680,844
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(1)	475,000	503,697
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/1/27(1)	250,000	254,063
Station Casinos LLC, 5.00%, 10/1/25(1)	150,000	153,000
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	225,000	235,766
Viking Cruises Ltd., 6.25%, 5/15/25(1)	600,000	626,499
Viking Cruises Ltd., 5.875%, 9/15/27(1)	425,000	455,005
Wyndham Destinations, Inc., 4.625%, 3/1/30(1)	425,000	426,859
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	250,000	268,435
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	950,000	1,010,562
Wynn Macau Ltd., 4.875%, 10/1/24(1)	800,000	819,668
Wynn Macau Ltd., 5.50%, 10/1/27(1)	400,000	416,929
Wynn Macau Ltd., 5.125%, 12/15/29(1)	400,000	409,204
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	175,000	188,234
Yum! Brands, Inc., 3.875%, 11/1/23	1,625,000	1,678,487
		48,689,965
Household Durables — 3.3%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	475,000	487,072
Beazer Homes USA, Inc., 6.75%, 3/15/25	300,000	315,875
Beazer Homes USA, Inc., 7.25%, 10/15/29(1)	350,000	374,509
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.375%, 5/15/25(1)	1,000,000	1,042,915
Century Communities, Inc., 6.75%, 6/1/27(1)	975,000	1,047,659
Installed Building Products, Inc., 5.75%, 2/1/28(1)	475,000	509,009
KB Home, 7.00%, 12/15/21	565,000	607,601
KB Home, 7.625%, 5/15/23	150,000	168,437
KB Home, 6.875%, 6/15/27	425,000	493,148
Lennar Corp., 4.50%, 4/30/24	1,805,000	1,910,295
Lennar Corp., 5.00%, 6/15/27	625,000	679,905
Mattamy Group Corp., 6.50%, 10/1/25(1)	300,000	320,875
Meritage Homes Corp., 7.00%, 4/1/22	540,000	590,793
Meritage Homes Corp., 6.00%, 6/1/25	750,000	840,311
Newell Brands, Inc., 4.20%, 4/1/26	1,250,000	1,303,249
Newell Brands, Inc., 5.375%, 4/1/36	1,350,000	1,461,097
Newell Brands, Inc., 5.50%, 4/1/46	325,000	348,032
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	920,000	939,932
Shea Homes LP / Shea Homes Funding Corp., 6.125%, 4/1/25(1)	50,000	51,896
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	450,000	491,781
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(1)	1,057,000	1,144,641
Toll Brothers Finance Corp., 5.875%, 2/15/22	225,000	238,570
TopBuild Corp., 5.625%, 5/1/26(1)	675,000	707,297
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,015,000	2,197,186
William Lyon Homes, Inc., 6.00%, 9/1/23	525,000	548,843
William Lyon Homes, Inc., 5.875%, 1/31/25	1,480,000	1,526,864
William Lyon Homes, Inc., 6.625%, 7/15/27(1)	325,000	353,550

Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	630,000	658,547
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	850,000	897,103
		22,256,992
Household Products — 0.3%
Central Garden & Pet Co., 5.125%, 2/1/28	200,000	207,569
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	475,000	506,754
Energizer Holdings, Inc., 7.75%, 1/15/27(1)	100,000	111,940
Prestige Brands, Inc., 6.375%, 3/1/24(1)	200,000	208,417
Prestige Brands, Inc., 5.125%, 1/15/28(1)	375,000	393,750
Spectrum Brands, Inc., 5.75%, 7/15/25	845,000	884,090
		2,312,520
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp., 5.50%, 2/1/24	360,000	366,296
Calpine Corp., 5.25%, 6/1/26(1)	800,000	834,858
Calpine Corp., 4.50%, 2/15/28(1)	1,050,000	1,060,626
Calpine Corp., 5.125%, 3/15/28(1)	1,600,000	1,637,120
Clearway Energy Operating LLC, 5.75%, 10/15/25	775,000	817,303
Clearway Energy Operating LLC, 5.00%, 9/15/26	175,000	181,186
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	800,000	812,000
NRG Energy, Inc., 7.25%, 5/15/26	320,000	350,192
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	700,000	722,372
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	825,000	873,807
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	425,000	433,224
Vistra Energy Corp., 5.875%, 6/1/23	175,000	179,468
		8,268,452
Industrial Conglomerates†
Amsted Industries, Inc., 5.625%, 7/1/27(1)	250,000	265,712
Insurance — 1.3%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	700,000	762,562
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,600,000	1,547,984
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	325,000	350,959
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	1,400,000	1,392,419
AssuredPartners, Inc., 7.00%, 8/15/25(1)	700,000	713,783
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(1)	925,000	987,428
Genworth Holdings, Inc., 7.625%, 9/24/21	820,000	865,633
Genworth Holdings, Inc., 4.90%, 8/15/23	450,000	446,812
Genworth Holdings, Inc., VRN, 3.91%, (3-month LIBOR plus 2.00%), 11/15/66	450,000	285,046
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)	225,000	234,641
HUB International Ltd., 7.00%, 5/1/26(1)	925,000	980,523
		8,567,790
Interactive Media and Services — 0.3%
Match Group, Inc., 6.375%, 6/1/24	700,000	736,166
Match Group, Inc., 5.00%, 12/15/27(1)	400,000	418,139
Match Group, Inc., 5.625%, 2/15/29(1)	300,000	320,354
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	110,000	107,800
Twitter, Inc., 3.875%, 12/15/27(1)	250,000	250,495
		1,832,954
Internet and Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	775,000	817,121

IT Services — 0.7%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	175,000	175,000
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	525,000	532,888
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	230,000	255,780
CDW LLC / CDW Finance Corp., 4.25%, 4/1/28	125,000	131,325
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,150,000	462,875
Gartner, Inc., 5.125%, 4/1/25(1)	225,000	234,750
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	685,000	677,294
Harland Clarke Holdings Corp., 8.375%, 8/15/22(1)	1,450,000	1,185,827
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	850,000	879,742
		4,535,481
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(1)	500,000	538,442
Mattel, Inc., 5.875%, 12/15/27(1)	275,000	290,290
Mattel, Inc., 5.45%, 11/1/41	75,000	63,633
		892,365
Life Sciences Tools and Services — 0.3%
Avantor, Inc., 6.00%, 10/1/24(1)	425,000	454,034
Avantor, Inc., 9.00%, 10/1/25(1)	1,050,000	1,175,596
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	525,000	565,594
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	125,000	127,575
		2,322,799
Machinery — 1.4%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	150,000	150,062
Cloud Crane LLC, 10.125%, 8/1/24(1)	575,000	604,949
Colfax Corp., 6.00%, 2/15/24(1)	325,000	345,990
Colfax Corp., 6.375%, 2/15/26(1)	125,000	136,406
EnPro Industries, Inc., 5.75%, 10/15/26	500,000	533,924
Granite Holdings US Acquisition Co., 11.00%, 10/1/27(1)	400,000	406,139
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	400,000	377,166
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	275,000	288,715
Navistar International Corp., 6.625%, 11/1/25(1)	75,000	76,563
RBS Global, Inc. / Rexnord LLC, 4.875%, 12/15/25(1)	275,000	284,622
SPX FLOW, Inc., 5.625%, 8/15/24(1)	150,000	156,625
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	300,000	328,604
Tennant Co., 5.625%, 5/1/25	300,000	314,375
Titan International, Inc., 6.50%, 11/30/23	950,000	815,019
Vertiv Group Corp., 9.25%, 10/15/24(1)	400,000	430,834
Vertiv Intermediate Holding Corp., 12.00% Cash or 13.00% PIK, 2/15/22(1)(3)	2,325,000	2,418,725
Wabash National Corp., 5.50%, 10/1/25(1)	575,000	576,676
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	1,050,000	982,186
		9,227,580
Media — 7.4%
Altice Financing SA, 7.50%, 5/15/26(1)	1,445,000	1,556,048
Altice Finco SA, 7.625%, 2/15/25(1)	940,000	975,640
Altice Luxembourg SA, 10.50%, 5/15/27(1)	1,400,000	1,598,660
AMC Networks, Inc., 5.00%, 4/1/24	125,000	127,813
Cablevision Systems Corp., 5.875%, 9/15/22	300,000	323,784
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	700,000	709,121

CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	725,000	736,774
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	500,000	511,357
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	15,000	15,306
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	375,000	388,438
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	950,000	982,856
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,615,000	3,820,585
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(1)	375,000	396,027
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 5/1/27(1)	325,000	344,442
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	300,000	306,564
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(1)	325,000	360,615
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,575,000	1,642,961
CSC Holdings LLC, 5.375%, 7/15/23(1)	600,000	616,251
CSC Holdings LLC, 5.50%, 5/15/26(1)	630,000	668,469
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,500,000	1,675,312
CSC Holdings LLC, 5.75%, 1/15/30(1)	2,125,000	2,271,094
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	1,375,000	1,393,461
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	825,000	803,839
DISH DBS Corp., 5.125%, 5/1/20	125,000	125,930
DISH DBS Corp., 6.75%, 6/1/21	100,000	105,313
DISH DBS Corp., 5.875%, 7/15/22	100,000	106,178
DISH DBS Corp., 5.00%, 3/15/23	1,170,000	1,203,158
DISH DBS Corp., 5.875%, 11/15/24	600,000	614,376
DISH DBS Corp., 7.75%, 7/1/26	225,000	238,779
EW Scripps Co. (The), 5.125%, 5/15/25(1)	350,000	358,895
GCI LLC, 6.625%, 6/15/24(1)	350,000	379,895
Gray Television, Inc., 5.125%, 10/15/24(1)	2,250,000	2,339,066
Gray Television, Inc., 5.875%, 7/15/26(1)	625,000	666,000
Gray Television, Inc., 7.00%, 5/15/27(1)	375,000	417,413
iHeartCommunications, Inc., 6.375%, 5/1/26	525,000	570,609
iHeartCommunications, Inc., 8.375%, 5/1/27	200,000	221,370
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	925,000	969,539
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	539,096
Lamar Media Corp., 5.75%, 2/1/26	100,000	106,175
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	600,000	637,110
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	350,000	371,122
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	1,440,000	1,504,202
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	1,375,000	1,451,519
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	875,000	918,181
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	75,000	76,451
Quebecor Media, Inc., 5.75%, 1/15/23	250,000	272,084
Salem Media Group, Inc., 6.75%, 6/1/24(1)	325,000	300,625
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	150,000	157,403
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	300,000	316,229
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	575,000	589,001
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	1,025,000	1,049,337
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,185,000	1,205,246
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	600,000	631,251
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	550,000	595,699
TEGNA, Inc., 5.00%, 9/15/29(1)	525,000	534,844
Townsquare Media, Inc., 6.50%, 4/1/23(1)	1,075,000	1,094,259

Univision Communications, Inc., 6.75%, 9/15/22(1)	315,000	320,611
Univision Communications, Inc., 5.125%, 2/15/25(1)	600,000	594,750
UPC Holding BV, 5.50%, 1/15/28(1)	600,000	609,360
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	810,000	834,369
Videotron Ltd., 5.375%, 6/15/24(1)	225,000	248,060
Virgin Media Finance plc, 5.75%, 1/15/25(1)	1,660,000	1,712,564
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	655,000	689,271
Ziggo Bond Co. BV, 5.875%, 1/15/25(1)	745,000	769,991
Ziggo BV, 5.50%, 1/15/27(1)	675,000	718,436
Ziggo BV, 4.875%, 1/15/30(1)	200,000	206,927
		49,596,111
Metals and Mining — 3.9%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	1,060,000	1,117,855
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	650,610
Aleris International, Inc., 10.75%, 7/15/23(1)	700,000	730,187
Allegheny Technologies, Inc., 5.875%, 12/1/27	425,000	446,463
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	625,000	630,844
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	550,000	581,619
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	497,000	491,719
Cleveland-Cliffs, Inc., 5.875%, 6/1/27(1)	975,000	937,804
Coeur Mining, Inc., 5.875%, 6/1/24	450,000	451,312
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	525,000	558,784
Constellium SE, 6.625%, 3/1/25(1)	2,165,000	2,251,795
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	60,000	60,263
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	295,000	306,023
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	3,200,000	3,214,672
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)	400,000	409,834
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	400,000	405,740
Freeport-McMoRan, Inc., 3.55%, 3/1/22	923,000	936,180
Freeport-McMoRan, Inc., 3.875%, 3/15/23	500,000	510,157
Freeport-McMoRan, Inc., 4.55%, 11/14/24	50,000	52,958
Freeport-McMoRan, Inc., 5.00%, 9/1/27	625,000	657,406
Freeport-McMoRan, Inc., 5.25%, 9/1/29	475,000	509,746
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,950,000	2,023,320
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	125,000	127,655
Hecla Mining Co., 6.875%, 5/1/21	175,000	174,825
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	350,000	370,155
IAMGOLD Corp., 7.00%, 4/15/25(1)	175,000	182,836
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	425,000	436,836
Kinross Gold Corp., 5.125%, 9/1/21	360,000	375,210
Kinross Gold Corp., 4.50%, 7/15/27	525,000	551,432
Mineral Resources Ltd., 8.125%, 5/1/27(1)	850,000	934,849
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	350,000	339,063
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)	300,000	225,534
Novelis Corp., 6.25%, 8/15/24(1)	685,000	720,099
Novelis Corp., 5.875%, 9/30/26(1)	2,025,000	2,159,516
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	280,748
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)	200,000	126,749
Taseko Mines Ltd., 8.75%, 6/15/22(1)	1,175,000	978,554

United States Steel Corp., 6.25%, 3/15/26	150,000	128,543
Warrior Met Coal, Inc., 8.00%, 11/1/24(1)	312,000	316,875
		26,364,770
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	850,000	864,153
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	1,376,000	1,432,750
		2,296,903
Multiline Retail — 0.1%
JC Penney Corp., Inc., 8.625%, 3/15/25(1)	600,000	355,749
JC Penney Corp., Inc., 6.375%, 10/15/36	625,000	206,250
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.75%, 10/25/24(1)	455,189	150,212
		712,211
Oil, Gas and Consumable Fuels — 8.5%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	725,000	674,250
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	850,000	749,615
Antero Resources Corp., 5.375%, 11/1/21	550,000	524,704
Antero Resources Corp., 5.125%, 12/1/22	350,000	312,998
Antero Resources Corp., 5.625%, 6/1/23	100,000	80,500
Antero Resources Corp., 5.00%, 3/1/25	150,000	112,875
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	75,000	74,784
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)	1,425,000	930,404
California Resources Corp., 8.00%, 12/15/22(1)	2,755,000	1,191,537
Callon Petroleum Co., 6.125%, 10/1/24	575,000	587,328
Callon Petroleum Co., 6.375%, 7/1/26	675,000	686,780
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	390,000	396,763
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	750,000	739,011
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	1,000,000	446,750
Chesapeake Energy Corp., 6.625%, 8/15/20	11,000	10,922
Chesapeake Energy Corp., 6.875%, 11/15/20	1,200,000	1,167,465
Chesapeake Energy Corp., 5.75%, 3/15/23	250,000	169,845
Chesapeake Energy Corp., 11.50%, 1/1/25(1)	507,000	480,383
Chesapeake Energy Corp., 8.00%, 1/15/25	725,000	433,202
Citgo Holding, Inc., 9.25%, 8/1/24(1)	1,250,000	1,343,750
Cloud Peak Energy Resources LLC, 12.00% Cash and/or PIK, 5/1/25(3)	95,581	48,985
CNX Resources Corp., 5.875%, 4/15/22	350,000	351,120
CNX Resources Corp., 7.25%, 3/14/27(1)	475,000	416,682
CONSOL Energy, Inc., 11.00%, 11/15/25(1)	200,000	170,959
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(1)	475,000	409,885
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	1,045,000	1,068,079
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	765,000	784,117
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	700,000	711,392
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	900,000	920,241
DCP Midstream Operating LP, 5.35%, 3/15/20(1)	300,000	302,015
DCP Midstream Operating LP, 5.375%, 7/15/25	750,000	817,492
DCP Midstream Operating LP, 5.125%, 5/15/29	925,000	961,399
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,795,000	1,740,701
Denbury Resources, Inc., 9.25%, 3/31/22(1)	650,000	614,453
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	625,000	658,187
Energy Transfer Operating LP, 7.50%, 10/15/20	325,000	337,799

EnLink Midstream LLC, 5.375%, 6/1/29	950,000	895,206
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,275,000	1,198,274
EnLink Midstream Partners LP, 5.60%, 4/1/44	200,000	162,687
EnLink Midstream Partners LP, 5.05%, 4/1/45	225,000	178,523
EnLink Midstream Partners LP, 5.45%, 6/1/47	375,000	303,788
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20(4)(5)	1,725,000	3,881
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)(4)(5)	1,075,000	24,188
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	175,000	109,885
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	700,000	421,993
Gulfport Energy Corp., 6.00%, 10/15/24	395,000	281,438
Gulfport Energy Corp., 6.375%, 5/15/25	465,000	296,630
Gulfport Energy Corp., 6.375%, 1/15/26	350,000	217,997
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	1,577,000	1,645,138
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,125,000	1,140,469
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,150,000	1,095,775
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 8/1/24(1)	125,000	130,624
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	775,000	730,457
Jagged Peak Energy LLC, 5.875%, 5/1/26	450,000	465,684
Laredo Petroleum, Inc., 6.25%, 3/15/23	225,000	211,593
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	450,000	462,531
Matador Resources Co., 5.875%, 9/15/26	450,000	452,261
MEG Energy Corp., 6.375%, 1/30/23(1)	875,000	879,012
MEG Energy Corp., 7.00%, 3/31/24(1)	625,000	630,209
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,275,000	972,631
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	150,000	125,677
Murphy Oil Corp., 6.875%, 8/15/24	375,000	396,407
Murphy Oil Corp., 5.75%, 8/15/25	485,000	508,297
Murphy Oil Corp., 5.875%, 12/1/27	925,000	972,406
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(4)(5)	3,592,071	4,526
Navajo Transitional Energy Co. LLC, 9.00%, 10/24/24	63,720	32,179
NGPL PipeCo LLC, 4.375%, 8/15/22(1)	725,000	753,121
NGPL PipeCo LLC, 4.875%, 8/15/27(1)	50,000	53,160
NuStar Logistics LP, 6.00%, 6/1/26	275,000	291,328
Oasis Petroleum, Inc., 6.50%, 11/1/21	475,000	472,625
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	675,000	561,954
Parkland Fuel Corp., 6.00%, 4/1/26(1)	275,000	290,991
Parkland Fuel Corp., 5.875%, 7/15/27(1)	550,000	589,518
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(1)	100,000	104,292
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	550,000	567,870
PDC Energy, Inc., 6.125%, 9/15/24	225,000	228,468
PDC Energy, Inc., 5.75%, 5/15/26	50,000	50,001
Range Resources Corp., 5.75%, 6/1/21	570,000	570,228
Range Resources Corp., 5.00%, 8/15/22	1,010,000	992,325
Sanchez Energy Corp., 7.75%, 6/15/21(4)(5)	2,855,000	142,750
Sanchez Energy Corp., 6.125%, 1/15/23(4)(5)	1,250,000	62,500
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	850,000	856,366
SM Energy Co., 6.125%, 11/15/22	325,000	329,164
SM Energy Co., 5.625%, 6/1/25	800,000	761,668
SM Energy Co., 6.75%, 9/15/26	225,000	221,141

SM Energy Co., 6.625%, 1/15/27	350,000	344,812
Southwestern Energy Co., 6.20%, 1/23/25	771,000	709,081
Southwestern Energy Co., 7.50%, 4/1/26	150,000	139,129
Southwestern Energy Co., 7.75%, 10/1/27	200,000	185,745
SRC Energy, Inc., 6.25%, 12/1/25	425,000	429,246
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,000,000	892,812
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	425,000	325,833
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	1,700,000	1,743,239
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	150,000	156,052
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	400,000	427,929
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	650,000	649,994
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	300,000	294,697
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,215,000	1,229,683
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	980,000	1,019,190
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	75,000	82,264
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	575,000	587,835
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	325,000	361,351
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30(1)	375,000	385,781
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	450,000	442,281
Tullow Oil plc, 7.00%, 3/1/25(1)	200,000	168,862
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	925,000	456,256
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	925,000	467,125
Viper Energy Partners LP, 5.375%, 11/1/27(1)	175,000	182,324
Whiting Petroleum Corp., 5.75%, 3/15/21	200,000	189,650
Whiting Petroleum Corp., 6.25%, 4/1/23	250,000	210,000
Whiting Petroleum Corp., 6.625%, 1/15/26	650,000	444,603
WPX Energy, Inc., 5.75%, 6/1/26	75,000	80,237
WPX Energy, Inc., 5.25%, 10/15/27	200,000	211,370
		57,094,589
Paper and Forest Products — 0.2%
Mercer International, Inc., 6.50%, 2/1/24	550,000	572,229
Mercer International, Inc., 7.375%, 1/15/25	450,000	485,714
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	550,000	594,191
		1,652,134
Personal Products — 0.1%
Avon International Capital plc, 6.50%, 8/15/22(1)	275,000	286,086
First Quality Finance Co., Inc., 5.00%, 7/1/25(1)	225,000	234,750
		520,836
Pharmaceuticals — 2.2%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	750,000	855,488
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	80,000	80,633
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	192,000	193,800
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,760,000	3,892,784
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	250,000	261,771
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,650,000	1,880,505
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	225,000	244,541
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	775,000	853,934
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	550,000	565,890
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	450,000	514,958
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	550,000	571,725

Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,555,000	1,127,359
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,165,000	788,926
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 4.875%, 4/15/20(1)	175,000	135,309
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	630,000	259,875
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	230,000	88,070
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	675,000	673,329
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	200,000	202,817
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25(1)	600,000	617,571
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	400,000	406,824
Vizient, Inc., 6.25%, 5/15/27(1)	200,000	214,570
		14,430,679
Professional Services — 0.5%
ASGN, Inc., 4.625%, 5/15/28(1)	725,000	746,554
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	525,000	580,453
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,600,000	1,842,960
Korn Ferry, 4.625%, 12/15/27(1)	300,000	302,250
		3,472,217
Real Estate Management and Development — 0.6%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	375,000	378,675
Forestar Group, Inc., 8.00%, 4/15/24(1)	975,000	1,063,155
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	725,000	753,993
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	250,000	261,247
Hunt Cos., Inc., 6.25%, 2/15/26(1)	825,000	816,603
Kennedy-Wilson, Inc., 5.875%, 4/1/24	250,000	256,872
Newmark Group, Inc., 6.125%, 11/15/23	500,000	551,352
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	50,000	49,250
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	150,000	156,898
		4,288,045
Road and Rail — 1.7%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,373,000	1,092,105
Algeco Global Finance plc, 8.00%, 2/15/23(1)	600,000	585,744
Ashtead Capital, Inc., 4.00%, 5/1/28(1)	200,000	202,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	275,000	286,694
DAE Funding LLC, 4.00%, 8/1/20(1)	725,000	731,625
DAE Funding LLC, 4.50%, 8/1/22(1)	1,275,000	1,297,304
DAE Funding LLC, 5.00%, 8/1/24(1)	1,250,000	1,315,538
Hertz Corp. (The), 5.50%, 10/15/24(1)	75,000	77,031
Hertz Corp. (The), 7.125%, 8/1/26(1)	625,000	678,047
Hertz Corp. (The), 6.00%, 1/15/28(1)	1,475,000	1,477,729
Uber Technologies, Inc., 7.50%, 11/1/23(1)	850,000	890,366
Uber Technologies, Inc., 8.00%, 11/1/26(1)	950,000	992,581
Uber Technologies, Inc., 7.50%, 9/15/27(1)	350,000	359,963
United Rentals North America, Inc., 6.50%, 12/15/26	225,000	247,705
United Rentals North America, Inc., 5.50%, 5/15/27	1,245,000	1,336,875
		11,571,807
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	1,215,000	1,371,810
Amkor Technology, Inc., 6.625%, 9/15/27(1)	425,000	468,818
Entegris, Inc., 4.625%, 2/10/26(1)	650,000	673,952
Micron Technology, Inc., 4.64%, 2/6/24	125,000	135,633

Micron Technology, Inc., 4.98%, 2/6/26	150,000	166,517
NXP BV / NXP Funding LLC, 4.125%, 6/1/21(1)	800,000	820,328
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	1,645,000	1,706,970
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)	200,000	213,845
Qorvo, Inc., 5.50%, 7/15/26	275,000	293,390
Qorvo, Inc., 4.375%, 10/15/29(1)	450,000	472,219
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	425,000	458,724
		6,782,206
Software — 1.5%
ACI Worldwide, Inc., 5.75%, 8/15/26(1)	200,000	216,070
Ascend Learning LLC, 6.875%, 8/1/25(1)	250,000	263,229
Ascend Learning LLC, 6.875%, 8/1/25(1)	200,000	210,583
Camelot Finance SA, 4.50%, 11/1/26(1)	650,000	669,093
CDK Global, Inc., 5.875%, 6/15/26	500,000	535,065
CDK Global, Inc., 5.25%, 5/15/29(1)	375,000	402,656
Infor US, Inc., 6.50%, 5/15/22	1,195,000	1,215,052
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25(1)	1,150,000	1,221,398
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	2,655,000	2,822,650
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,550,000	1,657,531
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	1,200,000	1,113,498
		10,326,825
Specialty Retail — 1.9%
Carvana Co., 8.875%, 10/1/23(1)	500,000	528,435
eG Global Finance plc, 6.75%, 2/7/25(1)	800,000	813,668
eG Global Finance plc, 8.50%, 10/30/25(1)	400,000	425,334
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	720,000	624,888
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	745,000	635,345
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	155,000	131,427
L Brands, Inc., 7.50%, 6/15/29	475,000	490,129
L Brands, Inc., 6.875%, 11/1/35	350,000	313,871
L Brands, Inc., 6.75%, 7/1/36	200,000	176,020
Lithia Motors, Inc., 4.625%, 12/15/27(1)	275,000	283,349
Murphy Oil USA, Inc., 4.75%, 9/15/29	250,000	264,480
Penske Automotive Group, Inc., 3.75%, 8/15/20	425,000	430,477
PetSmart, Inc., 7.125%, 3/15/23(1)	775,000	761,438
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	1,525,000	1,517,375
Sonic Automotive, Inc., 6.125%, 3/15/27	400,000	418,139
Staples, Inc., 7.50%, 4/15/26(1)	1,300,000	1,351,186
Staples, Inc., 10.75%, 4/15/27(1)	1,900,000	1,932,015
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	505,000	520,145
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	809,000	833,606
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	250,000	269,149
		12,720,476
Technology Hardware, Storage and Peripherals — 1.0%
Dell International LLC / EMC Corp., 5.875%, 6/15/21(1)	215,000	218,629
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,582,000	1,670,988
Diebold Nixdorf, Inc., 8.50%, 4/15/24	375,000	362,968
Everi Payments, Inc., 7.50%, 12/15/25(1)	697,000	749,564
NCR Corp., 5.00%, 7/15/22	895,000	905,628

NCR Corp., 5.75%, 9/1/27(1)	800,000	853,858
NCR Corp., 6.125%, 9/1/29(1)	1,025,000	1,114,144
Western Digital Corp., 4.75%, 2/15/26	450,000	469,969
		6,345,748
Textiles, Apparel and Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	600,000	481,749
Thrifts and Mortgage Finance — 0.6%
MGIC Investment Corp., 5.75%, 8/15/23	200,000	221,583
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	500,000	530,303
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	550,000	609,812
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	831,000	835,487
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	300,000	294,875
Radian Group, Inc., 4.50%, 10/1/24	625,000	662,759
Radian Group, Inc., 4.875%, 3/15/27	825,000	870,662
		4,025,481
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 5.125%, 3/15/21	150,000	154,971
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	550,000	553,897
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	275,000	283,594
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	204,125
Fly Leasing Ltd., 5.25%, 10/15/24	600,000	627,249
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	150,000	156,642
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	650,000	687,970
H&E Equipment Services, Inc., 5.625%, 9/1/25	1,250,000	1,313,018
		3,981,466
Wireless Telecommunication Services — 1.8%
Digicel Group One, Ltd., 8.25%, 12/30/22(1)	1,486,000	832,624
Digicel Group Two Ltd., 8.25%, 9/30/22(1)	1,803,000	438,616
Digicel Ltd., 6.00%, 4/15/21(1)	300,000	234,873
Sprint Communications, Inc., 7.00%, 3/1/20(1)	225,000	226,465
Sprint Communications, Inc., 9.25%, 4/15/22	675,000	773,086
Sprint Communications, Inc., 6.00%, 11/15/22	100,000	105,053
Sprint Corp., 7.875%, 9/15/23	3,335,000	3,686,559
Sprint Corp., 7.125%, 6/15/24	150,000	162,125
Sprint Corp., 7.625%, 3/1/26	250,000	276,162
T-Mobile USA, Inc., 6.00%, 3/1/23	1,000,000	1,020,085
T-Mobile USA, Inc., 6.50%, 1/15/24	225,000	232,034
T-Mobile USA, Inc., 6.00%, 4/15/24	550,000	569,244
T-Mobile USA, Inc., 6.375%, 3/1/25	1,150,000	1,190,727
T-Mobile USA, Inc., 4.50%, 2/1/26	700,000	718,795
T-Mobile USA, Inc., 4.75%, 2/1/28	150,000	157,449
Vodafone Group plc, VRN, 7.00%, 4/4/79	850,000	998,029
Xplornet Communications, Inc., 9.625% Cash or 10.625% PIK, 6/1/22(1)(6)	78,984	78,811
		11,700,737
TOTAL CORPORATE BONDS (Cost $618,285,150)		612,604,158
BANK LOAN OBLIGATIONS(7) — 3.7%
Chemicals — 0.1%
ASP Unifrax Holdings Inc, Term Loan B, 5.69%, (3-month LIBOR plus 3.75%), 12/12/25	198,000	182,507

Consolidated Energy Finance, S.A., Term Loan B, 4.55%, (3-month LIBOR plus 2.50%), 5/7/25	812,625	798,404
		980,911
Commercial Services and Supplies — 0.2%
IAA, Inc., Term Loan B, 4.06%, (1-month LIBOR plus 2.25%), 6/28/26	194,000	195,819
KAR Auction Services, Inc., 2019 Term Loan B6, 4.06%, (1-month LIBOR plus 2.25%), 9/19/26	249,375	251,479
MRO Holdings, Inc., 2019 Term Loan B, 6.94%, (3-month LIBOR plus 5.00%), 6/4/26	112,254	111,974
MRO Holdings, Inc., 2019 Term Loan B, 6.94%, (3-month LIBOR plus 5.00%), 6/4/26	55,145	55,007
MRO Holdings, Inc., 2019 Term Loan B, 6.94%, (3-month LIBOR plus 5.00%), 6/4/26	379,851	378,901
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 5.69%, (3-month LIBOR plus 3.75%), 5/23/25	394,005	395,154
		1,388,334
Containers and Packaging — 0.2%
Berry Global, Inc., USD Term Loan U, 4.22%, (3-month LIBOR plus 2.50%), 7/1/26	1,094,500	1,098,988
Distributors — 0.1%
HD Supply, Inc., Term Loan B5, 3.55%, (1-month LIBOR plus 1.75%), 10/17/23	495,173	499,194
Diversified Financial Services — 0.3%
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, 5.05%, (1-month LIBOR plus 3.25%), 10/1/25	1,464,603	1,478,883
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.69%, (3-month LIBOR plus 2.75%), 6/7/23	255,223	252,259
		1,731,142
Electric Utilities — 0.1%
Vistra Operations Company LLC, 1st Lien Term Loan B3, 3.49%, (1-month LIBOR plus 1.75%), 12/31/25	76,333	76,897
Vistra Operations Company LLC, 1st Lien Term Loan B3, 3.55%, (1-month LIBOR plus 1.75%), 12/31/25	320,011	322,375
		399,272
Energy Equipment and Services — 0.1%
Keane Group Holdings, LLC, 2018 1st Lien Term Loan, 5.56%, (1-month LIBOR plus 3.75%), 5/25/25	246,250	237,631
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash and 2.00% PIK, 3/26/24	176,078	181,801
		419,432
Entertainment†
Lions Gate Capital Holdings LLC, 2018 Term Loan B, 4.05%, (1-month LIBOR plus 2.25%), 3/24/25	245,568	245,570
Health Care Providers and Services†
Air Methods Corporation, 2017 Term Loan B, 5.44%, (3-month LIBOR plus 3.50%), 4/22/24	198,473	174,450
Health Care Technology — 0.1%
IQVIA Inc., 2018 USD Term Loan B3, 3.69%, (3-month LIBOR plus 1.75%), 6/11/25	617,027	621,078
Hotels, Restaurants and Leisure — 1.2%
Boyd Gaming Corporation, Term Loan B3, 3.85%, (1-week LIBOR plus 2.25%), 9/15/23	700,870	706,663
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 4.94%, (3-month LIBOR plus 3.00%), 3/13/25	714,125	712,636
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.55%, (1-month LIBOR plus 2.75%), 10/4/23	10,163	10,212
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.68%, (3-month LIBOR plus 2.75%), 10/4/23	252,867	254,075
Golden Nugget, Inc., 2017 Incremental Term Loan B, 4.72%, (3-month LIBOR plus 2.75%), 10/4/23	223,363	224,430
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 3.54%, (1-month LIBOR plus 1.75%), 6/22/26	1,425,000	1,436,371
Life Time Fitness Inc, 2017 Term Loan B, 4.66%, (3-month LIBOR plus 2.75%), 6/10/22	3,114,472	3,127,615
Marriott Ownership Resorts, Inc., 2019 Term Loan B, 3.55%, (1-month LIBOR plus 1.75%), 8/29/25	570,688	574,968
NASCAR Holdings, Inc, Term Loan B, 4.49%, (3-month LIBOR plus 2.75%), 10/19/26	520,160	526,664
UFC Holdings, LLC, 2019 Term Loan, 5.50%, (1-month LIBOR plus 3.25%), 4/29/26	447,049	450,618
		8,024,252
Insurance — 0.1%
Asurion LLC, 2018 Term Loan B6, 4.80%, (1-month LIBOR plus 3.00%), 11/3/23	520,384	524,103
Hub International Limited, 2018 Term Loan B, 4.69%, (3-month LIBOR plus 2.75%), 4/25/25	270,875	271,136
		795,239

Machinery — 0.1%
Altra Industrial Motion Corp., 2018 Term Loan B, 3.80%, (1-month LIBOR plus 2.00%), 10/1/25	310,821	312,244
Navistar International Corporation, 2017 1st Lien Term Loan B, 5.24%, (1-month LIBOR plus 3.50%), 11/6/24	560,280	559,580
		871,824
Media — 0.3%
Cengage Learning, Inc., 2016 Term Loan B, 6.05%, (1-month LIBOR plus 4.25%), 6/7/23	845,619	810,813
Diamond Sports Group, LLC, Term Loan, 5.03%, (1-month LIBOR plus 3.25%), 8/24/26	324,188	324,458
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 4.45%, (1-month LIBOR plus 2.75%), 9/18/26	573,563	577,572
Sinclair Television Group Inc., Term Loan B2B, 4.24%, (1-month LIBOR plus 2.50%), 9/30/26	274,313	275,641
		1,988,484
Metals and Mining — 0.1%
Big River Steel LLC, Term Loan B, 6.94%, (3-month LIBOR plus 5.00%), 8/23/23	244,008	244,542
Neenah Foundry Company, 2017 Term Loan, 8.34%, (2-month LIBOR plus 6.50%), 12/13/22	194,728	190,833
Neenah Foundry Company, 2017 Term Loan, 8.35%, (2-month LIBOR plus 6.50%), 12/13/22	226,211	221,687
		657,062
Oil, Gas and Consumable Fuels — 0.4%
California Resources Corporation, 2017 1st Lien Term Loan, 6.55%, (1-month LIBOR plus 4.75%), 12/31/22	2,025,000	1,825,871
CITGO Holding Inc., 2019 Term Loan B, 8.80%, (1-month LIBOR plus 7.00%), 8/1/23	673,313	687,900
Prairie ECI Acquiror LP, Term Loan B, 6.69%, (3-month LIBOR plus 4.75%), 3/11/26	316,875	315,291
		2,829,062
Professional Services†
Dun & Bradstreet Corporation (The), Term Loan, 6.79%, (1-month LIBOR plus 5.00%), 2/6/26	275,000	277,750
Road and Rail — 0.1%
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.67%, (6-month LIBOR plus 3.75%), 8/25/24	463,678	466,045
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 5.69%, (3-month LIBOR plus 3.75%), 8/25/24	1,189	1,195
		467,240
Software — 0.1%
Camelot U.S. Acquisition 1 Co., Term Loan B, 10/31/26(8)	450,000	453,487
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 4.05%, (1-month LIBOR plus 2.25%), 4/16/25	99,683	100,498
SS&C Technologies Inc., 2018 Term Loan B3, 4.05%, (1-month LIBOR plus 2.25%), 4/16/25	143,771	144,945
		698,930
Specialty Retail — 0.1%
Staples, Inc., 7 Year Term Loan, 6.69%, (1-month LIBOR plus 5.00%), 4/16/26	696,500	686,098
Technology Hardware, Storage and Peripherals†
Western Digital Corporation, 2018 Term Loan B4, 3.45%, (3-month LIBOR plus 1.75%), 4/29/23	165,093	166,263
TOTAL BANK LOAN OBLIGATIONS (Cost $25,196,692)		25,020,575
PREFERRED STOCKS — 1.7%
Banks — 1.0%
Bank of America Corp., 5.125%	325,000	344,191
Bank of America Corp., 5.875%	200,000	221,940
Bank of America Corp., 6.25%	1,775,000	1,973,738
Bank of Nova Scotia (The), 4.65%	325,000	329,191
Citigroup, Inc., 5.90%	700,000	744,251
Citigroup, Inc., 6.25%	675,000	767,580
JPMorgan Chase & Co., 5.41%	672,000	679,069
JPMorgan Chase & Co., 6.10%	1,100,000	1,201,216
JPMorgan Chase & Co., 6.125%	275,000	300,634
		6,561,810

Capital Markets — 0.2%
Goldman Sachs Group, Inc. (The), 4.95%	700,000	726,512
Goldman Sachs Group, Inc. (The), 5.375%	750,000	759,439
		1,485,951
Internet and Direct Marketing Retail†
MYT Holding Co., 10.00%(1)	92,632	81,979
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer Operating LP, 6.25%	1,050,000	988,596
Energy Transfer Operating LP, 6.625%	350,000	331,282
Plains All American Pipeline LP, 6.125%	1,775,000	1,657,886
Summit Midstream Partners LP, 9.50%	1,000,000	510,715
		3,488,479
TOTAL PREFERRED STOCKS (Cost $12,076,189)		11,618,219
CONVERTIBLE BONDS — 0.4%
Banks — 0.3%
Barclays Bank plc, 7.625%, 11/21/22	830,000	933,306
Barclays plc, VRN, 7.75%(2)	200,000	218,643
Barclays plc, VRN, 8.00%(2)	200,000	223,893
Royal Bank of Scotland Group plc, VRN, 8.00%(2)	200,000	230,605
Royal Bank of Scotland Group plc, VRN, 8.625%(2)	600,000	649,845
		2,256,292
Oil, Gas and Consumable Fuels — 0.1%
Chesapeake Energy Corp., 5.50%, 9/15/26	175,000	85,117
Denbury Resources, Inc., 6.375%, 12/31/24(1)	359,000	251,882
		336,999
TOTAL CONVERTIBLE BONDS (Cost $2,611,724)		2,593,291
COMMON STOCKS — 0.3%
Chemicals — 0.1%
Hexion Holdings Corp., Class B(5)	54,930	661,906
Energy Equipment and Services — 0.1%
Parker Drilling Co.(5)	11,731	263,947
Weatherford International plc(5)	11,995	335,254
		599,201
Media†
Cumulus Media, Inc., Class A(5)	2,563	45,032
Oil, Gas and Consumable Fuels†
Jones Energy II, Inc.(5)	15,461	215,488
Software — 0.1%
Avaya Holdings Corp.(5)	23,461	316,724
TOTAL COMMON STOCKS (Cost $3,562,376)		1,838,351
WARRANTS†
Oil, Gas and Consumable Fuels†
Jones Energy II, Inc.(5) (Cost $11,372)	4,374	4,986
ESCROW INTERESTS(9)†
Electric Utilities†
GenOn Energy(5)	425,000	—

Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(5)	450,000	4,950
TOTAL ESCROW INTERESTS (Cost $165,345)		4,950
TEMPORARY CASH INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $12,934,479)	12,934,479	12,934,479
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $674,843,327)		666,619,009
OTHER ASSETS AND LIABILITIES — 0.2%		1,648,329
TOTAL NET ASSETS — 100.0%		$668,267,338

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $405,033,913, which represented 60.6% of total net assets. Of these securities, 0.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(2)	Perpetual maturity with no stated maturity date.

(3)	The security's rate was paid in cash at the last payment date.

(4)	Security is in default.

(5)	Non-income producing.

(6)	The security's rate was paid in kind or a combination of cash and in kind at the last payment date.

(7)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(8)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(9)
Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	612,604,158	—
Bank Loan Obligations	—	25,020,575	—
Preferred Stocks	—	11,618,219	—
Convertible Bonds	—	2,593,291	—
Common Stocks	1,622,863	215,488	—
Warrants	—	4,986	—
Escrow Interests	—	4,950	—
Temporary Cash Investments	12,934,479	—	—
	14,557,342	652,061,667	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.